245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 22, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund,

Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund,

Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund,

Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund,

Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund,

Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund,

Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund,  Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index Income Fund, Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund, Fidelity Flex Freedom 2060 Fund, Fidelity Flex Freedom Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933 (33 Act), as amended, are exhibits containing interactive data format risk/return summary information for supplements to the registration statement for the fund(s) listed above. The purpose of this filing is to submit the 497 filing in XBRL for the fund(s).

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Sincerely,

/s/Renee Cummings
Renee Cummings
Legal Product Group

100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
Percent Weighting
40
35
30
25
20
15
10
5
0
5
10
15
20
25
Years to Retirement
Years in Retirement
Domestic Equity Funds
International Equity Funds
Bond Funds
Short-Term Funds